Shareholders' equity - Additional Information (Detail) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Disclosure of classes of share capital [line items]
Anti-dilutive securities issued under option plan	1,000,000	1,000,000	200,000